Capital Management and Risk Policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Percentage of central scenario probability of occurrence	70.00%
Percentage of downside scenario probability of occurrence	15.00%
Percentage of upside scenario probability of occurrence	15.00%
Confidence level used to determine risk adjustment for non-financial risk	99.50%
Argentine Pesos
Statement [Line Items]
Number of basis points	4.00%
US Dollar [member]
Statement [Line Items]
Number of basis points	2.00%